Post balance sheet events (Details) - GBP (£)			6 Months Ended		12 Months Ended
	Jan. 05, 2021	Oct. 13, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan raised			£ 10,500,000	£ 500,000	£ 800,000
Issuance of convertible notes | Convertible loan notes
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan raised		£ 8,500,000
Issuance of convertible notes | Unsecured convertible loan
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan raised	£ 2,000,000